Accounting Estimates and Judgments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [Line Items]
Provision for impairment loss for long-lived assets	¥ 0	¥ 10	¥ 62
China Tower [member]
Disclosure of changes in accounting estimates [Line Items]
Current lease term			5 years